CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 303,097	$ 176,409	$ 356,485
Due from merchant credit card processor, net of reserve for chargebacks of $2,500, $15,000, and $40,000 respectively	206,565	1,031,476	661,575
Accounts receivable, net of allowance of $115,000, $61,000, and $80,000, respectively	1,613,118	748,580	624,593
Inventories	3,015,714	1,670,007	2,234,834
Prepaid expenses	897,950	465,860	639,660
Income tax receivable		47,815
Deferred tax asset, net	222,130	222,130	143,037
TOTAL CURRENT ASSETS	6,258,574	4,362,277	4,660,184
Property and equipment, net of accumulated depreciation of $24,711, $16,595, and $5,144 respectively	25,131	25,190	27,323
Other assets	55,474	12,000	12,000
TOTAL ASSETS	6,339,179	4,399,467	4,699,507
CURRENT LIABILITIES:
Accounts payable	2,616,535	3,208,595	1,628,940
Accrued expenses	525,543	350,151	284,042
Term loan payable	660,539
Senior convertible note payable, net of debt discount of $69,734 and $0, respectively	430,266
Senior convertible notes payable to related parties, net of debt discount of $8,536 and $0, respectively	416,464
Current portion of senior convertible note payable to stockholder	166,667
Customer deposits	785,137	477,695	675,000
Income taxes payable	13,770		724,356
TOTAL CURRENT LIABILITIES	5,614,921	4,036,441	3,312,338
LONG-TERM DEBT:
Senior convertible notes payable to related parties, net of debt discount of $2,462, $3,530, and $0, respectively	347,538	346,470
Senior convertible note payable to stockholder	262,820
Senior note payable to stockholder		500,000
TOTAL LONG-TERM DEBT	610,358	846,470
TOTAL LIABILITIES	6,225,279	4,882,911	3,312,338
COMMITMENTS AND CONTINGENCIES (Note 7)
STOCKHOLDERS' EQUITY (DEFICIENCY):
Preferred stock, $.001 par value, 1,000,000 shares authorized, none issued
Common stock, $.001 par value, 50,000,000 shares authorized, 12,074,997 and 12,037,597 shares issued and outstanding	12,075	12,038	12,038
Additional paid-in capital	1,933,110	1,685,524	1,635,165
Accumulated deficit	(1,831,285)	(2,181,006)	(260,034)
TOTAL STOCKHOLDERS' EQUITY (DEFICIENCY)	113,900	(483,444)	1,387,169
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)	$ 6,339,179	$ 4,399,467	$ 4,699,507